Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS

Common Stocks -- 94.5%

                                                          Shares      Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------------------------
Boeing Co.                                                 80,000    $ 4,355,000
Makes the Boeing 737, 747, 757,
767, and 777 jets, which
represent a variety of passenger
and cargo configurations and
capabilities. Boeing's Defense &
Space Group has jointly developed
the F22 fighter (with Lockheed Martin),
the V-22 Osprey tiltrotor aircraft
(BellHelicopter Textron) and the RAH-66
Comanche helicopter (with Sikorsky).
--------------------------------------------------------------------------------
                                                                     $ 4,355,000
--------------------------------------------------------------------------------

Auto and Parts -- 2.2%
--------------------------------------------------------------------------------
Magna International, Inc. Class A                          60,000    $ 3,975,000
Based in Canada, Magna International
is a diversified supplier of
advanced automotive systems.
--------------------------------------------------------------------------------
                                                                     $ 3,975,000
--------------------------------------------------------------------------------

Banks - International -- 0.8%
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones                     30,000    $ 1,361,250
This specialized multinational
bank, based in Panama City,
primarily provides short-term,
trade related financing to
stockholder banks from 22 member
countries in Latin America and
the Caribbean.
--------------------------------------------------------------------------------
                                                                     $ 1,361,250
--------------------------------------------------------------------------------

Banks - Regional -- 2.6%
--------------------------------------------------------------------------------
Norwest Corp.                                              80,000    $ 4,595,000
Provides community banking
through more than 700 branches
in a 16 state region.
--------------------------------------------------------------------------------
                                                                     $ 4,595,000
--------------------------------------------------------------------------------

Beverages -- 2.3%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             115,000    $ 4,140,000
Global soft drink producer
with businesses in snack
foods and fast food restaurants.
--------------------------------------------------------------------------------
                                                                     $ 4,140,000
--------------------------------------------------------------------------------

Chemicals -- 3.9%
--------------------------------------------------------------------------------
Monsanto Corp.                                            100,000    $ 4,393,750
Produces a range of products
for the agricultural, home
furnishings, automobile,
construction and personal
care markets.

Praxair, Inc.                                              50,000    $ 2,671,875
The largest producer of
industrial gases in North and
South America.
--------------------------------------------------------------------------------
                                                                     $ 7,065,625
--------------------------------------------------------------------------------

Computers and Business Equipment -- 3.3%
--------------------------------------------------------------------------------
Hewlett Packard Co.                                        40,000    $ 2,452,500
One of the world's most
successful high tech companies.
Products include servers,
computers and workstations for
home and business.

Xerox Corp.                                                45,000      3,397,500
The dominant producer of high
end document processing machines.
--------------------------------------------------------------------------------
                                                                     $ 5,850,000
--------------------------------------------------------------------------------

Drugs -- 11.3%
--------------------------------------------------------------------------------
American Home Products Corp.                               40,000    $ 2,880,000
Leading manufacturer of
prescription drugs, medical
supplies and diagnostics, as well
as agricultural herbicides,
consumer medications and branded
food products.

Astra AB Class A                                          213,333      3,410,175
Swedish based international
pharmaceutical firm with drugs
for the control of ulcers and
asthma.

Elan Corp., PLC ADR*                                       95,000      4,322,500
Develops drug delivery systems
designed to improve and control
the absorption and utilization
of pharmaceutical compounds.

Eli Lilly & Co.                                            50,000      5,231,250
A major U.S. drug company,
researches, produces and markets
pharmaceuticals spanning the
entire drug spectrum.

Pfizer, Inc.                                               80,000      4,430,000
A large international ethical
pharmaceutical manufacturer
with important positions in
hospital products and animal health.
--------------------------------------------------------------------------------
                                                                     $20,273,925
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 3.6%
--------------------------------------------------------------------------------
Intel Corp.                                                70,000    $ 6,448,750
A manufacturer of semiconductors
and other microcomputer
components and systems which
comprise the heart of the
personal computer.
--------------------------------------------------------------------------------
                                                                     $ 6,448,750
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

                                                       Shares        Value
--------------------------------------------------------------------------------
Financial - Miscellaneous -- 8.4%
--------------------------------------------------------------------------------
Federal National Mortgage Association                  120,000       $ 5,280,000
U.S. Government sponsored
mortgage lender and provider of
secondary mortgage market.

MBNA Corp.                                             112,500         4,324,219
Dominant issuer of
MasterCard/Visa credit cards to
affinity groups.

MGIC Investment Corp.                                  110,000         5,534,375
The leading provider of private mortgage
insurance coverage to U.S. banks
and other mortgage suppliers.
--------------------------------------------------------------------------------
                                                                     $15,138,594
--------------------------------------------------------------------------------

Foods -- 1.9%
--------------------------------------------------------------------------------
Unilever ADR                                            17,000       $ 3,421,250
One of the world's largest
packaged consumer goods companies.
--------------------------------------------------------------------------------
                                                                     $ 3,421,250
--------------------------------------------------------------------------------

Health Services -- 0.3%
--------------------------------------------------------------------------------
Covance, Inc.*                                          21,250       $   387,813
The second largest contract
research organization in the
world offering a full range
of drug development services to
pharmaceutical and biotechnology
companies worldwide.

Quest Diagnostics, Inc.*                                10,625           198,555
A major provider of clinical
labratory testing services in the
U.S. with over 30 regional and
branch laboratories that process
more than 60 million patient
requisitions each year.
--------------------------------------------------------------------------------
                                                                     $   586,368
--------------------------------------------------------------------------------

Information Services -- 4.4%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                         80,000       $ 3,645,000
The leading independent computing
and payroll processing services
firm in the U.S.

Reuters Holdings, PLC ADR                               70,000         4,261,250
Worldwide provider of proprietary
financial data and information.
--------------------------------------------------------------------------------
                                                                     $ 7,906,250
--------------------------------------------------------------------------------

Insurance -- 8.6%
--------------------------------------------------------------------------------
Allstate Corp.                                          95,000       $ 6,940,937
Leading underwriter of automotive
and homeowners insurance as well
as a life insurance carrier.

General Re Corp.                                        25,000         4,846,875
Is the parent company of General
Reinsurance, the largest
property/casualty reinsurer in
the U.S. and one of the 3 largest
in the world.

Mutual Risk Management Ltd.                             80,000         3,700,000
Provides risk management services
to clients seeking an alternative
to traditional commercial
insurance, particularly for
workers' compensation.
--------------------------------------------------------------------------------
                                                                     $15,487,812
--------------------------------------------------------------------------------

Investment Services -- 3.2%
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 75,000      $ 5,803,125
Provides investment management
and related services to a family
of equity and fixed income mutual
funds.
--------------------------------------------------------------------------------
                                                                     $ 5,803,125
--------------------------------------------------------------------------------

Machinery -- 1.9%
--------------------------------------------------------------------------------
Deere & Co.                                              60,000      $ 3,360,000
The largest agricultural equipment
company and also producer of
earthmoving and forestry machinery.
--------------------------------------------------------------------------------
                                                                     $ 3,360,000
--------------------------------------------------------------------------------

Medical Products -- 9.6%
--------------------------------------------------------------------------------
Baxter International, Inc.                               85,000      $ 4,520,938
Leading U.S. maker and
distributor of health
care products used in hospitals
and other medical facilities.

Boston Scientific Corp.*                                 65,000        4,582,500
Medical device manufacturer
focusing primarily on disposable
products in less invasive
surgery procedures.

Sofamor Danek Group, Inc.*                              170,000        8,149,374
The dominant supplier of spinal
implant devices used in surgical
treatment of spinal diseases
and deformities.
--------------------------------------------------------------------------------
                                                                     $17,252,812
--------------------------------------------------------------------------------

Metals and Minerals -- 4.5%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.                    100,000      $ 2,675,000
Operator of third largest copper
mine in the world with world's
largest gold reserves.

                       See notes to financial statements

Growth Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

                                                         Shares       Value
--------------------------------------------------------------------------------
Metals and Minerals (continued)
--------------------------------------------------------------------------------
J & L Specialty Steel, Inc.                              190,000    $  2,375,000
Manufactures flat rolled stainless
steel. The company's products are
used in a variety of industrial,
commercial and consumer products
including chemical and refining
equipment, cargo containers
& beer kegs.

Potash Corp. of Saskatchewan, Inc./1/                     40,000       2,957,500
The global leader of potash
production and number three in
phosphates, two of the three
components of fertilizer nutrients.
--------------------------------------------------------------------------------
                                                                    $  8,007,500
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 4.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  60,000    $  4,406,250
Leading independent natural
gas and crude oil production company.

Triton Energy Ltd.*                                       80,000       3,080,000
Independent oil and gas producer
with major developments in
Colombia and Thailand.
--------------------------------------------------------------------------------
                                                                    $  7,486,250
--------------------------------------------------------------------------------

Publishing -- 1.8%
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                         53,500    $  3,280,219
Supplies informational products
and services for businesses,
education and industry through a
broad range of media.
--------------------------------------------------------------------------------
                                                                    $  3,280,219
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.5%
--------------------------------------------------------------------------------
CVS Corp.                                                 80,000    $  4,510,000
The largest drugstore
chain in the Northeast.
--------------------------------------------------------------------------------
                                                                    $  4,510,000
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.9%
--------------------------------------------------------------------------------
Home Depot, Inc.                                          75,000    $  3,539,063
A chain of do-it-yourself
warehouse style stores.

Lowes Companies                                           50,000       1,728,125
Operator of discount stores
that cater to home building
and the home improvement
market.
--------------------------------------------------------------------------------
                                                                    $  5,267,188
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 6.2%
--------------------------------------------------------------------------------
Corning, Inc.                                             85,000    $  4,494,375
Manufactures specialty glass.
Its consumer products division
makes Corelle dinnerware, Corning
Ware cookware, Pyrex glassware,
Serengeti sunglasses, and
Steuben crystal.

Millipore Corp.                                           40,000       1,980,000
Products use membrane separations
technology to analyze and purify
fluids for a variety of high
tech industries.

Sealed Air Corp.*                                         90,000       4,668,750
Global manufacturer of a broad
line of protective and specialty
packaging materials and systems.
--------------------------------------------------------------------------------
                                                                    $ 11,143,125
--------------------------------------------------------------------------------

Transportation -- 1.7%
--------------------------------------------------------------------------------
Southwest Airlines, Inc.                                 110,000    $  3,080,000
Discount airline expanding
throughout the U.S.
--------------------------------------------------------------------------------
                                                                    $  3,080,000
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $106,915,521)                                  $169,795,043
--------------------------------------------------------------------------------

Commercial Paper -- 3.1%

                                                   Principal
                                                   Amount
                                                   (000 omitted)    Value
--------------------------------------------------------------------------------
Ford Motor Credit Co., 5.53%, 9/3/97               $       4,194    $  4,192,712
General Electric Capital Corp., 5.60%, 9/2/97              1,449       1,448,773
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $5,641,485)                                    $  5,641,485
--------------------------------------------------------------------------------

Total Investments -- 97.6%
    (identified cost $112,557,006)                                  $175,436,528
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.4%                              $  4,348,218
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $179,784,746
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*   Non-income producing security.
/1/ Foreign Security.


                       See notes to financial statements

Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $112,557,006)                                $175,436,528
Cash                                                                    259,134
Receivable for investments sold                                       3,906,712
Dividends and interest receivable                                       185,082
Tax reclaim receivable                                                   11,635
Deferred organization expenses (Note 1D)                                  6,255
--------------------------------------------------------------------------------
Total assets                                                       $179,805,346
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Accrued expenses                                                   $     20,600
--------------------------------------------------------------------------------
Total liabilities                                                  $     20,600
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $179,784,746
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $116,906,433
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                 62,878,313
--------------------------------------------------------------------------------
Total                                                              $179,784,746
--------------------------------------------------------------------------------


Statement of Operations


For the Year Ended
August 31, 1997
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $8,164)                           $  1,729,718
Interest                                                                254,117
--------------------------------------------------------------------------------
Total income                                                       $  1,983,835
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                    $  1,038,600
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                                10,651
Custodian fee (Note 1C)                                                  97,178
Legal and accounting services                                            35,655
Amortization of organization expenses (Note 1D)                           3,285
Miscellaneous                                                             5,828
--------------------------------------------------------------------------------
Total expenses                                                     $  1,191,197
--------------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee (Note 1C)                           $        659
--------------------------------------------------------------------------------
Total expense reductions                                           $        659
--------------------------------------------------------------------------------

Net expenses                                                       $  1,190,538
--------------------------------------------------------------------------------

Net investment income                                              $    793,297
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ 13,698,771
    Foreign currency transactions                                            87
--------------------------------------------------------------------------------
Net realized gain on investment transactions                       $ 13,698,858
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $ 32,474,116
    Foreign currency transactions                                        (2,617)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                                 $ 32,471,499
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $ 46,170,357
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 46,963,654
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease)                          Year Ended         Year Ended
in Net Assets                                August 31, 1997    August 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                      $     793,297      $   1,045,595
    Net realized gain on investments              13,698,858         15,075,037
    Net change in unrealized
        appreciation (depreciation)               32,471,499          4,390,133
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                            $  46,963,654      $  20,510,765
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $  12,015,988      $  12,571,319
    Withdrawals                                  (25,926,786)       (20,352,794)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions                  $ (13,910,798)     $  (7,781,475)
--------------------------------------------------------------------------------

Net increase in net assets                     $  33,052,856      $  12,729,290
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                           $ 146,731,890      $ 134,002,600
--------------------------------------------------------------------------------
At end of year                                 $ 179,784,746      $ 146,731,890
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                        Year Ended August 31,
                                                     ---------------------------------------------------------
                                                         1997           1996          1995           1994*
--------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses                                                 0.72%          0.72%          0.73%          0.73%+
Net investment income                                    0.48%          0.73%          0.67%          0.66%+
Portfolio Turnover                                         28%            62%            84%             4%
--------------------------------------------------------------------------------------------------------------

Average commission rate (per share) /(1)/            $ 0.0599       $ 0.0595             --             --
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)               $179,785       $146,732       $134,003       $131,536
--------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, August 2, 1994, to August 31, 1994.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Growth Portfolio  as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

  C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1997, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $1,038,600. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

Growth Portfolio  as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

  Compensation Plan. For the year ended August 31, 1997, no significant amounts have been deferred.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations, aggregated $45,231,299 and $58,692,399, respectively.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1997, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                          $ 112,557,006
     ---------------------------------------------------------------------
     Gross unrealized appreciation                           $  65,138,733

     Gross unrealized depreciation                              (2,259,211)
     ---------------------------------------------------------------------

     Net unrealized appreciation                             $  62,879,522
     ---------------------------------------------------------------------

5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1997.

Growth Portfolio as of August 31, 1997

INDEPENDENT AUDITORS' REPORT



To the Trustees and Shareholders
of Growth Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Growth Portfolio, including the Portfolio of investments, as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period ended and for the period from August 2, 1994 (start of business) to August 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of August 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years then ended, and for the period from August 2, 1994 (start of business) to August 31, 1994, in conformity with generally accepted accounting principles.



                                                       COOPERS & LYBRAND LLP
                                                       Boston, Massachusetts
                                                       September 25, 1997

Growth Portfolio as of August 31, 1997

INVESTMENT MANAGEMENT


Growth Portfolio

      Officers                 Independent Trustees
      James B. Hawkes          Donald R. Dwight
      President and Trustee    President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
      M. Dozier Gardner
      Vice President           Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment Banking,
      Thomas E. Faust, Jr.     Harvard University Graduate School of
      Vice President and       Business Administration
      Portfolio Manager
                               Norton H. Reamer
      James L. O'Connor        President and Director, United Asset
      Treasurer                Management Corporation

      Alan R. Dynner           John L. Thorndike
      Secretary                Formerly Director, Fiduciary Company Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant